Impairment losses - Goodwill (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020
Impairment losses
Goodwill	€ 31,731	€ 31,378
Europe
Impairment losses
Goodwill	25,381	25,380
Germany | Vodafone
Impairment losses
Goodwill	20,335	22,900
Germany | Vantage Towers
Impairment losses
Goodwill	2,565
Italy
Impairment losses
Goodwill	2,481	2,480
AMAP
Impairment losses
Goodwill	€ 6,350	€ 5,998